ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER

	As of December 31,
US$ MILLIONS	2021	2020
Current:
Accounts receivable(1)	$402	$345
Prepayments & other assets	46	49
Total current	$448	$394

Non-current:
Other assets	$15	$101
Total non-current	$15	$101
(1)Includes $210 million (2020: $185 million) receivable from one customer. Please refer to Note 16 for revenues attributable to this customer.